BUSINESS COMBINATION (Details 2) - JPY (¥) ¥ in Millions				12 Months Ended			14 Months Ended
	Oct. 01, 2014	Feb. 06, 2013	Nov. 05, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase price (less cash acquired)				¥ 1,843	¥ 15,975	¥ 18,533
Goodwill				¥ 102,167	116,632	¥ 103,425	¥ 116,632
Kyocera Circuit Solutions, Inc. (KCS)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents	¥ 3,303
Accounts receivables	8,231
Inventories	3,946
Others	910
Total current assets	16,390
Property, plant and equipment	5,413
Intangible assets	3,134
Other non-current assets	860
Total non-current assets	9,407
Total assets	25,797
Trade notes and accounts payable	5,241
Others	3,202
Total current liabilities	8,443
Non-current liabilities	3,486
Total liabilities	11,929
Total identified assets and liabilities	13,868
Purchase price (Cash)	19,416
Goodwill	¥ 5,548
MOTEX Inc.
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Total current assets			¥ 5,069
Intangible assets			4,247
Other non-current assets			1,400
Total assets			10,716
Total current liabilities			1,907
Non-current liabilities			1,607
Total liabilities			3,514
Total identified assets and liabilities			7,202
Purchase price (Cash)			13,507
Goodwill			¥ 6,305
Asia Tantalum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Accounts receivables		¥ 727
Inventories		1,414
Other current assets and liabilities		(799)
Working capital		1,342
Property, plant and equipment		2,873
Accrued benefit liability		(179)
Total identified assets and liabilities		4,036
Purchase price (less cash acquired)		7,455			¥ 158		¥ 7,613
Goodwill		¥ 3,577